Organization and Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Overview

Driven Deliveries Inc. (formerly Results-Based Outsourcing Inc) (the "Company" or "Driven"), formed on July 22, 2013, is engaged in selling legal cannabis products to consumers in California.

On August 29, 2018, Driven Deliveries, Inc., a Nevada company ("Driven Nevada"), was acquired by Results-Based Outsourcing Inc. as part of a reverse merger transaction. As consideration for the merger, Results-Based Outsourcing Inc. issued the equity holders of Driven Nevada an aggregate of 30,000,000 post-split shares of their common stock. Following the merger, the Company adopted the business plan of Driven Nevada as a delivery company focused on deliveries for consumers of legal cannabis products, in California. The merger was accounted for as a recapitalization of the Company, therefore the financial statements as presented in this report include the historical results of Driven Nevada.

In June 2019, the Company completed its acquisition of Ganjarunner, Inc. and Global Wellness, LLC, which are engaged in the business of selling legal cannabis products to consumers in California. See Note 4 – Merger and Asset Purchase Agreement below for more information on the acquisition.

In July 2019, the Company entered into an Asset Purchase Agreement with Mountain High Recreation, Inc., in which the Company acquired certain limited assets from Mountain High Recreation, Inc. See Note 4 – Merger and Asset Purchase Agreement for more information on the asset purchase.

In September 2019 the Company entered into a Joint Venture agreement with Budee, Inc. to expand our operations and engaged in the business of providing delivery services of legal cannabis products to the consumer in California. See Note 5 – Joint Venture for more information on the Joint Venture.

On February 27, 2020, the Company entered into an Agreement and Plan of Merger by and among the Company, Budee Acquisition, Inc., a Nevada corporation and Budee, Inc., a California corporation, pursuant to which the Company acquired Budee. See Note 4 – Merger and Asset Purchase Agreement for more information on the acquisition.

Risks and Uncertainties

The Company's business and operations are sensitive to general business and economic conditions in the U.S. along with local, state, and federal governmental policy decisions. A host of factors beyond the Company's control could cause fluctuations in these conditions. Adverse conditions may include: changes in the cannabis regulatory environment and competition from larger more well-funded companies. These adverse conditions could affect the Company's financial condition and the results of its operations.

In December 2019, a novel strain of coronavirus, COVID-19, surfaced in Wuhan, China. This virus continues to spread around the world, resulting in business and social disruption. The coronavirus was declared a Public Health Emergency of International Concern by the World Health Organization on January 30, 2020. The operations and business results of the Company could be materially adversely affected as a result of the pandemic. Employers are also required to prepare for and increase, by as much capacity as possible, the arrangement for employees to work remotely. The extent to which the coronavirus may impact business activity or results of operations will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the actions required to contain the coronavirus or treat its impact, among others.

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Overview

Driven Deliveries Inc. (formerly Results-Based Outsourcing Inc) (the "Company" or "Driven"), formed on July 22, 2013, is engaged in providing delivery services of legal cannabis products to consumers in California.

On August 29, 2018, Driven Deliveries, Inc., a Nevada company ("Driven Nevada"), was acquired by Results-Based Outsourcing as part of a reverse merger transaction. As consideration for the merger, Results-Based Outsourcing issued the equity holders of Driven Nevada an aggregate of 30,000,000 post-split shares of their common stock. Following the merger, the Company adopted the business plan of Driven Nevada as a delivery company focused on deliveries for consumers of legal cannabis products, in California. The merger was accounted for as a recapitalization of the Company, therefore the financial statements as presented in this report include the historical results of Driven Nevada.

In June 2019, the Company completed its acquisition of Ganjarunner, Inc. and Global Wellness, LLC, which are engaged in the business of providing delivery services of legal cannabis products to consumers in California. See Note 4 – Merger and Asset Purchase Agreement below for more information on the acquisition.

In July 2019, the Company entered into an Asset Purchase Agreement with Mountain High Recreation, Inc., in which the Company acquired certain limited assets from Mountain High Recreation, Inc. See Note 4 – Merger and Asset Purchase Agreement for more information on the asset purchase.

In September 2019 we entered into a Joint Venture agreement with Budee, Inc. to expand our operations and engaged in the business of providing delivery services of legal cannabis products to the consumer in California. See Note 5 – Joint Venture for more information on the Joint Venture.

Risks and Uncertainties

The Company's business and operations are sensitive to general business and economic conditions in the U.S. along with local, state, and federal governmental policy decisions. A host of factors beyond the Company's control could cause fluctuations in these conditions. Adverse conditions may include: changes in the cannabis regulatory environment and competition from larger more well-funded companies. These adverse conditions could affect the Company's financial condition and the results of its operations.

In December 2019, a novel strain of coronavirus, COVID-19, surfaced in Wuhan, China. This virus continues to spread around the world, resulting in business and social disruption. The coronavirus was declared a Public Health Emergency of International Concern by the World Health Organization on January 30, 2020. The operations and business results of the Company could be materially adversely affected. Employers are also required to prepare and increase as much as possible the capacity and arrangement for employees to work remotely. The extent to which the coronavirus may impact business activity or results of operations will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the actions required to contain the coronavirus or treat its impact, among others.